UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
  (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 56.9%
Consumer Discretionary - 5.3%
Brunswick Corp.
7.375%, 09/01/2023	$150,000	$174,714
Discovery Communications
4.900%, 03/11/2026	2,339,000	2,483,585
Lamar Media Corp.
5.000%, 05/01/2023	400,000	418,000
Lear Corp.
5.375%, 03/15/2024	746,000	792,713
Lennar Corp.
4.750%, 05/30/2025	591,000	619,811
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	177,000	162,490
Pulte Group, Inc.
6.375%, 05/15/2033	510,000	535,500
Service Corp. International
7.500%, 04/01/2027	500,000	602,500
Walt Disney Co.
3.150%, 09/17/2025	693,000	709,227
		6,498,540
Consumer Staples - 4.4%
Anheuser-Busch InBev
3.650%, 02/01/2026	1,250,000	1,290,143
Diageo Capital plc
2.625%, 04/29/2023	2,000,000	2,019,128
HJ Heinz Co.
6.375%, 07/15/2028	511,000	617,156
PepsiCo, Inc.
2.750%, 04/30/2025	1,000,000	994,242
TreeHouse Foods, Inc.
4.875%, 03/15/2022	500,000	518,750
		5,439,419
Energy - 10.3%
Antero Resources Corp.
5.375%, 11/01/2021	1,100,000	1,115,125
ConocoPhillips Co.
1.050%, 12/15/2017	1,796,000	1,792,880
Devon Energy Corp.
5.850%, 12/15/2025	1,488,000	1,693,732
Kinder Morgan, Inc.
5.300%, 12/01/2034	2,244,000	2,317,000
Marathon Oil Corp.
6.000%, 10/01/2017	2,005,000	2,024,162
Schlumberger Investment
2.400%, 08/01/2022 (a)	1,000,000	990,216
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	650,000	653,502

Valero Energy Partners
4.375%, 12/15/2026	2,007,000	2,055,397
		12,642,014
Financials - 18.9%
Affiliated Managers Group
3.500%, 08/01/2025	295,000	294,636
Ally Financial, Inc.
5.125%, 09/30/2024	1,135,000	1,200,172
American Express Co.
1.550%, 05/22/2018	400,000	399,981
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,048,796
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	99,961
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	696,000	792,296
Citigroup, Inc.
4.500%, 01/14/2022	1,030,000	1,108,703
Corporate Office Properties LP
3.700%, 06/15/2021	582,000	596,704
Daimler Finance North America, LLC
1.650%, 03/02/2018 (a)	250,000	250,153
Fifth Third Bank
1.450%, 02/28/2018	450,000	449,423
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	782,000	861,167
3.810%, 01/09/2024	750,000	760,456
General Electric Capital Corp.
5.875%, 01/14/2038	500,000	648,326
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,258,000	1,379,591
5.750%, 01/24/2022	1,070,000	1,205,416
HCP, Inc.
5.375%, 02/01/2021	622,000	679,358
Huntington National Bank
2.200%, 04/01/2019	360,000	360,561
JPMorgan Chase & Co.
2.250%, 01/23/2020	1,231,000	1,235,260
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	250,520
Manufacturers & Traders Trust Co.
1.842%, 12/01/2021 ^	1,948,000	1,926,085
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	203,505
Mitsubishi UFJ Trust & Bank
1.600%, 10/16/2017 (a)	250,000	250,089
Morgan Stanley
5.500%, 07/24/2020	750,000	819,439
New York Life Global Funding
2.150%, 06/18/2019 (a)	200,000	201,213
Nippon Life Insurance Co.
5.100%, 10/16/2044 ^ (a)	250,000	266,875

Reliance Standard Life II
2.375%, 05/04/2020 (a)	520,000	518,237
State Street Corp.
2.550%, 08/18/2020	655,000	667,599
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	613,510
Symetra Financial Corp.
4.250%, 07/15/2024	640,000	650,561
Synovus Financial Corp.
7.875%, 02/15/2019	500,000	544,275
UBS
2.375%, 08/14/2019	775,000	782,295
Wells Fargo & Co.
4.125%, 08/15/2023	1,000,000	1,058,402
2.402%, 10/31/2023 ^	1,177,000	1,198,786
		23,322,351
Health Care - 4.9%
AbbVie, Inc.
3.600%, 05/14/2025	1,250,000	1,277,193
Aetna, Inc.
2.750%, 11/15/2022	1,000,000	1,004,710
Agilent Technologies, Inc.
3.200%, 10/01/2022	1,000,000	1,018,942
Biogen, Inc.
4.050%, 09/15/2025	1,500,000	1,586,376
Eli Lilly & Co.
2.750%, 06/01/2025	665,000	664,995
Tenet Healthcare Corp.
4.750%, 06/01/2020	500,000	520,000
		6,072,216
Industrials - 4.0%
ADT Corp.
4.125%, 06/15/2023	655,000	650,906
Eaton Corp.
4.000%, 11/02/2032	762,000	790,533
Owens Corning
3.400%, 08/15/2026	1,409,000	1,390,707
Rolls-Royce plc
2.375%, 10/14/2020 (a)	342,000	342,532
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	1,000,000	1,042,932
US Airways Group, Inc.
6.125%, 06/01/2018	700,000	722,400
		4,940,010
Information Technology - 2.7%
Amkor Technology, Inc.
6.375%, 10/01/2022	325,000	339,625
Hewlett Packard Enterprise Co.
2.850%, 10/05/2018	335,000	337,970
Juniper Networks, Inc.
4.500%, 03/15/2024	1,500,000	1,595,586

Oracle Corp.
2.500%, 10/15/2022	1,000,000	1,006,136
		3,279,317
Materials - 2.3%
Dow Chemical Co.
3.000%, 11/15/2022	1,000,000	1,020,470
Vulcan Materials Co.
7.500%, 06/15/2021	1,500,000	1,771,789
		2,792,259
Telecommunication Services - 1.9%
CCO Holdings LLC
5.750%, 01/15/2024	500,000	528,125
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	500,000	607,861
Michigan Bell Telephone Co.
7.850%, 01/15/2022	1,070,000	1,278,024
		2,414,010
Utilities - 2.2%
American Electric Power Co., Inc.
2.950%, 12/15/2022	1,045,000	1,065,205
Pacific Gas & Electric Co.
3.250%, 06/15/2023	602,000	621,457
Public Service Enterprise Group Power LLC
3.000%, 06/15/2021	1,000,000	1,016,288
		2,702,950
Total Corporate Bonds
(Cost $69,471,938)		70,103,086

MUNICIPAL BONDS - 23.4%
Butler County, Pennsylvania General Authority Revenue
0.940%, 08/01/2027 - AGM Insured ^	3,500,000	3,500,000
Cape Girardeau County, Missouri School District 2
4.000%, 04/01/2026 - BAM Insured	500,000	546,235
Chesterfield County, Virginia Industrial Development Authority
1.300%, 08/01/2024 ^	2,900,000	2,900,000
Chicago, Illinois Board of Education
Series B
5.000%, 12/01/2018 - AMBAC Insured	400,000	408,792
Chicago, Illinois O'Hare International Airport Revenue
Series C
5.000%, 01/01/2033	1,225,000	1,410,318
Chicago, Illinois Wastewater Transmission Revenue
5.180%, 01/01/2027	1,015,000	1,107,111
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	537,130
Dayton, Ohio Airport Revenue
4.000%, 12/01/2017 - AGM Insured	725,000	732,859
Fort Bend County, Texas Municipal Utility District #25
4.000%, 10/01/2025 - BAM Insured	250,000	273,170
Harris County, Texas Municipal Utility District #165
5.000%, 03/01/2030 - BAM Insured	335,000	381,726

Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	150,060
Illinois Sports Facilities Authority
5.000%, 06/15/2022	175,000	189,206
Illinois State Educational Facilities Authority
Series A
0.930%, 06/01/2033 (LOC: BMO Harris Bank) ^	2,900,000	2,900,000
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	135,000	135,289
Kankakee, Illinois
4.000%, 01/01/2025	250,000	268,212
Kankakee, Illinois Sewer Revenue
4.000%, 05/01/2027 - AGM Insured	350,000	378,280
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 - AGM Insured	545,000	588,186
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	256,725
Marshall, Michigan Public School District
4.000%, 11/01/2027 - QSBLF Insured	260,000	284,058
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - FHLMC, FNMA, GNMA Insured	200,000	206,328
New Haven, Michigan Community School District
5.000%, 05/01/2026 - QSBLF Insured	1,000,000	1,193,330
New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	1,040,000	1,123,647
4.000%, 06/15/2024	1,000,000	1,018,200
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 - FHLMC, FNMA, GNMA Insured	500,000	513,990
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	284,198
Oak Creek, Wisconsin
Series A
4.000%, 06/01/2026	300,000	337,812
Ohio Housing Finance Agency
Series 1
2.650%, 11/01/2041 - FNMA, GNMA Insured	865,000	848,418
Ohio State Water Development Authority
Series C
4.000%, 06/01/2033 - GTY ^	145,000	63,148
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
1.320%, 11/01/2039 - AGM Insured ^	5,000,000	5,000,000
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026 - AGC Insured	1,025,000	1,305,891
Total Municipal Bonds
(Cost $28,706,214)		28,842,319

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.7%
Bank of America Commercial Mortgage Trust
Series 2007-4, Class AM
6.158%, 02/10/2051 ^	83,984	84,013
Series 2008-1, Class AM
6.509%, 02/10/2051 ^	250,000	253,530
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	533,585
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 09/12/2047	750,000	788,871
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	57,961	59,364
Greenpoint Mortgage
Series 2003-1, Class A1
3.718%, 10/25/2033 ^	255,153	253,874
GS Mortgage Securities Trust
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	598,461
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	533,988
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4
3.144%, 06/15/2049	500,000	503,272
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.306%, 04/17/2048	500,000	510,573
Series 2015-C25, Class A4
3.372%, 10/15/2048	750,000	765,199
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.997%, 06/11/2042 ^	5,770	5,821
Series 2016-UB11, Class A4
2.782%, 08/15/2049	1,000,000	973,397
Morgan Stanley Mortgage Trust
Series 35
1.837%, 05/20/2021 ^	4,420	4,430
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	31,168	31,199
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.475%, 08/15/2039 ^	22,564	22,782
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/10/2049	500,000	512,923

Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4
3.640%, 11/15/2026	1,000,000	1,040,349
Series 2016-C35, Class A4
2.931%, 07/15/2048	1,000,000	986,737
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	1,000,000	983,137
Total Commercial Mortgage-Backed Securities
(Cost $9,544,382)		9,445,505

U.S. TREASURY SECURITIES - 7.5%
U.S. Treasury Notes
2.750%, 02/15/2024	1,000,000	1,040,664
2.250%, 02/15/2027	8,250,000	8,213,098
Total U.S. Treasury Notes
(Cost $9,305,623)		9,253,762

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.7%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, #S50007 (b)	1,050,845	172,500
Series 3293, Class MP
5.500%, 03/15/2037	108,816	121,484
Federal Home Loan Mortgage Corporation Pool
2.500%, 08/01/2032, #C91531	205,200	204,693
3.000%, 10/01/2032, #D99625	143,642	147,105
4.000%, 10/01/2040, #G06061	254,390	269,584
4.000%, 08/01/2042, #Q10153	285,259	302,340
Federal National Mortgage Association
Series 2012-90, Class DA
1.500%, 03/25/2042	66,886	64,640
Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	277,200	293,135
5.170%, 06/01/2028, #468516	230,143	257,858
4.500%, 06/01/2034, #MA1976	259,706	280,243
4.500%, 04/01/2039, #930922	237,804	257,390
4.000%, 03/01/2045, #AY6502	386,698	406,877
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	341,458
Series 2013-144, Class UI
4.500%, 10/16/2028 (b)	774,187	68,480
Series 2011-27, Class B
3.000%, 09/16/2034	79,621	79,748
Series 2012-109, Class AB
1.388%, 09/16/2044	50,348	49,402
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $3,347,366)		3,316,937

INVESTMENT COMPANY - 0.8%
Nuveen Quality Municipal Income Fund
Total Investment Company
(Cost $1,044,272)	75,740	1,063,390

EXCHANGE TRADED FUND - 0.2%
iShares MBS Bond Fund
Total Exchange Traded Fund
(Cost $250,417)	2,300	245,548

Total Investments - 99.2%
(Cost $121,670,212)		122,270,547
Other Assets and Liabilities, Net - 0.8%		936,043
Total Net Assets - 100.0%		$123,206,590

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are deemed to be liquid by the Adviser. As of June 30, 2017, the value of these investments were $4,819,099, or 3.9% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of June 30, 2017.
(b)	Interest only security.

AGC - Assured Guaranty Corporation
AGM - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
BAM - Build America Mutual Assurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GTY - Guaranty Agreement
LOC - Letter of Credit
NATL - National Public Finance Guarantee Corporation
QSBLF - School Bond Qualification Program

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$70,103,086	$-	$70,103,086
Municipal Bonds	-	28,842,319	-	28,842,319
Commercial Mortgage-Backed Securities	-	9,445,505	-	9,445,505
U.S. Treasury Securities	-	9,253,762	-	9,253,762
U.S. Government & Agency Mortgage-Backed Securities	-	3,316,937	-	3,316,937
Investment Company	1,063,390	-	-	1,063,390
Exchange Traded Fund	245,548	-	-	245,548
Total Investments	$1,308,938	$120,961,609	$-	$122,270,547

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 17.7%
Amazon.com, Inc. *	900	$871,200
Carnival Corp.	6,900	452,433
General Motors Co.	3,800	132,734
Home Depot, Inc.	7,100	1,089,140
Las Vegas Sands Corp.	2,800	178,892
McDonald's Corp.	1,300	199,108
Nike, Inc. - Class B	7,400	436,600
Norwegian Cruise Line Holdings Ltd. *	9,000	488,610
Omnicom Group, Inc.	10,400	862,160
Tesla, Inc. *	3,300	1,193,313
TJX Companies, Inc.	13,600	981,512
Under Armour, Inc. - Class A *	8,800	191,488
VF Corp.	2,600	149,760
Whirlpool Corp.	1,400	268,268
Yum! Brands, Inc.	2,200	162,272
		7,657,490
Consumer Staples - 10.6%
Colgate-Palmolive Co.	3,500	259,455
Coty, Inc. - Class A	26,000	487,760
Kimberly-Clark Corp.	4,100	529,351
Kroger Co.	15,600	363,792
PepsiCo, Inc.	12,300	1,420,527
Sysco Corp.	13,800	694,554
Wal-Mart Stores, Inc.	11,200	847,616
		4,603,055
Energy - 1.9%
Chevron Corp.	4,700	490,351
Phillips 66	4,300	355,567
		845,918
Financials - 10.5%
Aon plc	1,200	159,540
BlackRock, Inc.	1,700	718,097
Franklin Resources, Inc.	5,400	241,866
Invesco Ltd.	7,900	278,001
Leucadia National Corp.	39,800	1,041,168
State Street Corp.	2,400	215,352
T. Rowe Price Group, Inc.	1,300	96,473
Torchmark Corp.	8,700	665,550
Travelers Companies, Inc.	9,100	1,151,423
		4,567,470

Health Care - 15.0%
Aetna, Inc.	1,400	212,562
Becton, Dickinson and Co.	1,700	331,687
Bristol-Myers Squibb Co.	6,100	339,892
Cigna Corp.	1,000	167,390
Danaher Corp.	13,200	1,113,948
Eli Lilly & Co.	2,500	205,750
Humana, Inc.	700	168,434
Johnson & Johnson	13,700	1,812,373
Mylan NV *	3,800	147,516
Stryker Corp.	1,800	249,804
UnitedHealth Group, Inc.	7,900	1,464,818
Varian Medical Systems, Inc. *	1,100	113,509
Zimmer Biomet Holdings, Inc.	1,200	154,080
		6,481,763
Industrials - 14.0%
3M Co.	5,800	1,207,502
American Airlines Group, Inc.	11,400	573,648
Boeing Co.	3,700	731,675
Expeditors International of Washington, Inc.	2,600	146,848
Illinois Tool Works, Inc.	1,100	157,575
Ingersoll-Rand Co. plc	9,700	886,483
Raytheon Co.	5,600	904,288
Rockwell Collins, Inc.	2,500	262,700
Union Pacific Corp.	3,600	392,076
United Parcel Service, Inc. - Class B	7,100	785,189
		6,047,984
Information Technology - 20.3%
Alphabet, Inc. - Class A *	800	743,744
Alphabet, Inc. - Class C *	1,150	1,045,040
Apple, Inc.	4,600	662,492
Broadcom Ltd.	4,800	1,118,640
Dell Technologies, Inc. - Class V *	4,300	262,773
DXC Technology Co.	5,400	414,288
Fidelity National Information Services, Inc.	1,500	128,100
Fiserv, Inc. *	2,150	263,031
Global Payments, Inc.	5,900	532,888
Intel Corp.	19,393	654,320
International Business Machines Corp.	3,400	523,022
Microsoft Corp.	29,522	2,034,952
NVIDIA Corp.	1,900	274,664
Western Digital Corp.	1,700	150,620
		8,808,574
Materials - 6.9%
Air Products & Chemicals, Inc.	4,400	629,464
Ball Corp.	24,400	1,029,924
Eastman Chemical Co.	7,000	587,930
Ecolab, Inc.	1,200	159,300
Nucor Corp.	3,400	196,758
PPG Industries, Inc.	1,400	153,944
Praxair, Inc.	1,700	225,335
		2,982,655

Real Estate - 0.6%
UDR, Inc. - REIT	6,200	241,614

Utilities - 1.1%
DTE Energy Co.	2,500	264,475
NextEra Energy, Inc.	1,400	196,182
		460,657
Total Common Stocks
(Cost $39,206,464)		42,697,180

CONTINGENT VALUE RIGHTS - 0.0%
Safeway Casa Ley * (a)	12,910	13,102
Safeway PDC, LLC * (a)	12,910	630
Total Contingent Value Rights
(Cost $0)		13,732

MONEY MARKET FUND - 1.1%
First American Government Obligations Fund - Class Z, 0.84% ^
Total Money Market Fund
(Cost $459,256)	459,256	459,256

Total Investments - 99.7%
(Cost $39,665,720)		43,170,168
Other Assets and Liabilities, Net - 0.3%		133,545
Total Net Assets - 100.0%		$43,303,713

* Non-income producing security.
(a) Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of June 30, 2017, the fair value of these investments was $13,732 or 0.0% of total net assets.  Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Safeway Casa Ley	12,910	1/2015	$ -
Safeway PDC, LLC	12,910	1/2015	$ -

^ The rate shown is the annualized seven-day effective yield as of June 30, 2017.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$42,697,180	$-	$-	$42,697,180
Contingent Value Rights	-	-	13,732	13,732
Money Market Fund	459,256	-	-	459,256
Total Investments	$43,156,436	$-	$13,732	$43,170,168

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2017, the Fund recognized no transfers between levels.  The Fund did hold Level 3 investments during and at the end of the period, but they are deemed immaterial and do not require disclosure of valuation techniques and inputs used.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 3/31/2017	$13,732
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 6/30/2017	$13,732
Net change in unrealized appreciation of Level 3 assets as of June 30, 2017	$-

Great Lakes Disciplined International Smaller Company Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 96.6%
Australia - 4.5%
Bank of Queensland Ltd.	12,125	$106,678
BWP Trust - REIT	101,346	232,070
GPT Group - REIT	46,391	170,627
Investa Office Fund - REIT	107,494	362,444
Mineral Resources Ltd.	34,378	286,484
		1,158,303
Austria - 2.5%
Mayr-Melnhof Karton AG	1,995	260,899
Oesterreichische Post AG	8,924	387,734
		648,633
Belgium - 3.8%
Barco NV	4,399	451,592
bpost SA	13,281	320,768
Telenet Group Holding NV *	3,563	224,451
		996,811
Canada - 5.6%
Cominar - REIT	11,147	109,252
Genworth MI Canada, Inc.	13,935	383,406
Linamar Corp.	7,908	389,790
New Flyer Industries, Inc.	6,900	288,599
Quebecor, Inc. - Class B	8,650	286,288
		1,457,335
China - 1.2%
Yantai Changyu Pioneer Wine Co., Ltd. - Class B	120,647	314,440

Denmark - 1.0%
William Demant Holding *	10,396	268,986

Finland - 1.5%
Fiskars OYJ Abp	15,731	386,295

France - 5.7%
Alstom SA	13,200	461,017
BioMerieux	1,709	370,080
SCOR SE	10,470	415,951
Technicolor SA	55,344	241,091
		1,488,139
Germany - 3.3%
Aurubis AG	3,380	265,893
Krones AG	3,099	359,242
Stroeer SE & Co KGaA	3,807	228,592
		853,727
Greece - 1.0%
Hellenic Telecommunications Organization SA	20,460	246,271

Hong Kong - 1.8%
VTech Holdings Ltd.	29,149	461,747

Hungary - 1.6%
MOL Hungarian Oil & Gas plc	5,203	408,656

Ireland - 1.5%
Greencore Group plc	124,194	398,069

Isle Of Man - 1.3%
Playtech plc	26,376	326,731

Israel - 1.2%
NICE Ltd.	3,986	314,042

Italy - 0.7%
Autogrill SpA	14,888	180,459

Japan - 17.6%
Chugoku Electric Power Co., Inc.	33,548	370,416
Daicel Corp.	32,996	412,410
Hokuriku Electric Power Co.	21,173	191,134
Isetan Mitsukoshi Holdings Ltd.	5,467	54,999
Iwatani Corp.	8,607	53,471
Matsui Securities Co., Ltd.	7,206	58,920
MEITEC Corp.	5,900	251,642
Musashino Bank, Ltd.	4,585	141,173
NHK Spring Co., Ltd.	19,355	204,350
OSG Corp.	8,220	167,834
Rohm Co., Ltd.	5,563	428,915
SBI Holdings, Inc.	27,014	367,353
Sotetsu Holdings, Inc.	63,430	314,848
Suzuken Co. Ltd.	3,597	119,737
Toyo Seikan Group Holdings, Ltd.	23,745	401,974
Toyo Suisan Kaisha, Ltd.	6,757	259,243
Yamaguchi Financial Group, Inc.	25,659	310,782
YASKAWA Electric Corp.	21,145	450,221
		4,559,422
Luxembourg - 2.0%
Millicom International Cellular SA	6,978	412,735
Subsea 7	8,340	112,452
		525,187
Mexico - 1.3%
Industrias Bachoco SAB de CV	69,622	332,329

New Zealand - 0.6%
Vector Ltd.	68,697	167,599

Norway - 1.0%
Akers ASA - Class A	7,832	257,185

Philippines - 1.3%
GT Capital Holdings, Inc.	14,288	342,183

Poland - 4.0%
Asseco Poland SA	24,404	321,185
Grupa Azoty SA	21,347	364,650
Grupa Lotos SA	25,714	354,044
		1,039,879
Portugal - 0.5%
CTT-Correios de Portugal SA	20,813	131,696

Singapore - 1.4%
SIA Engineering Co., Ltd.	122,140	361,893

South Africa - 1.6%
Investec Ltd.	14,525	107,057
Kumba Iron Ore Ltd. *	5,912	77,242
RMB Holdings Ltd.	52,019	233,698
		417,997
South Korea - 9.0%
CJ O Shopping Co., Ltd.	2,040	341,415
Cuckoo Electronics Co. Ltd.	2,914	369,173
GS Engineering & Construction Corp. *	6,220	165,641
Hyundai Engineering & Construction Co., Ltd.	7,725	311,211
Hyundai Glovis Co., Ltd.	488	66,965
Hyundai Home Shopping Network Corp.	3,471	397,509
Lotte Shopping Co., Ltd.	1,323	351,088
Samsung SDI Co., Ltd.	2,256	338,679
		2,341,681
Spain - 3.5%
Distribuidora Internacional de Alimentacion SA	60,941	380,296
Mediaset Espana Comunicacion	16,096	200,452
Tecnicas Reunidas SA	8,528	330,456
		911,204
Sweden - 3.2%
Getinge AB - Class B	17,172	336,335
Investment AB Latour - Class B	30,548	382,836
NCC AB	3,572	100,741
		819,912
Switzerland - 0.7%
Ypsomed Holding AG	931	188,784

Taiwan - 2.8%
Casetek Holdings Ltd.	98,348	329,494
Simplo Technology Co., Ltd.	117,191	398,827
		728,321

United Kingdom - 7.9%
AA plc	30,761	91,404
Berkeley Group Holdings plc	8,798	369,954
Britvic plc	44,220	398,566
Derwent London plc - REIT	5,361	185,302
Dunelm Group plc	19,136	150,204
Great Portland Estates plc - REIT	19,165	149,196
Mitchells & Butlers plc	105,762	317,652
St. James's Place plc	9,422	145,227
William Hill plc	69,066	228,667
		2,036,172
Total Common Stocks
(Cost $24,550,632)		25,070,088

MONEY MARKET FUND - 2.1%
First American Government Obligations Fund - Class Z, 0.84% ^
Total Money Market Fund
(Cost $538,452)	538,452	538,452

Total Investments - 98.7%
(Cost $25,089,084)		25,608,540
Other Assets and Liabilities, Net - 1.3%		339,443
Total Net Assets - 100.0%		$25,947,983

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of June 30, 2017.
REIT - Real Estate Investment Trust

At June 30, 2017, the sector diversification for the Fund was as follows:
		% of
Sector		Net Assets
Consumer Discretionary		19.3%
Information Technology		14.7%
Industrials		14.4%
Financials		12.5%
Consumer Staples		8.0%
Materials		8.0%
Health Care		5.0%
Energy		4.7%
Real Estate		4.7%
Utilities		2.8%
Telecommunication Services		2.5%
Money Market Fund		2.1%
Other Assets and Liabilities, Net		1.3%
Total		100.0%

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,448,568	$21,621,520	$-	$25,070,088
Money Market Fund	538,452	-	-	538,452
Total Investments	$3,987,020	$21,621,520	$-	$25,608,540

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2017, the Fund transferred two securities with a market value of $793,007 out of Level 1 and into Level 2 due to a change in pricing methodology. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 5.9%
BorgWarner, Inc.	11,800	$499,848
Harley-Davidson, Inc.	27,249	1,471,991
Target Corp.	17,029	890,446
		2,862,285
Consumer Staples - 8.5%
Altria Group, Inc.	7,044	524,567
CVS Health Corp.	18,739	1,507,740
Mondelez International, Inc.	16,303	704,126
PepsiCo, Inc.	6,169	712,458
Philip Morris International, Inc.	5,906	693,660
		4,142,551
Energy - 13.8%
Chevron Corp.	8,951	933,858
ConocoPhillips	32,295	1,419,688
National Oilwell Varco, Inc.	34,238	1,127,800
Phillips 66	12,613	1,042,969
Royal Dutch Shell - ADR	8,592	457,009
Schlumberger Ltd.	25,835	1,700,976
		6,682,300
Financials - 24.6%
American Express Co.	12,931	1,089,308
Ameriprise Financial, Inc.	9,749	1,240,950
Bank of America Corp.	64,256	1,558,851
Berkshire Hathaway, Inc. - Class B *	9,912	1,678,795
Chubb Ltd.	10,328	1,501,485
Citigroup, Inc.	19,506	1,304,561
MetLife, Inc.	18,887	1,037,652
Prudential Financial, Inc.	13,752	1,487,141
Wells Fargo & Co.	18,636	1,032,621
		11,931,364
Health Care - 16.9%
Abbott Laboratories	24,814	1,206,208
AbbVie, Inc.	13,641	989,109
Aetna, Inc.	8,431	1,280,079
Amgen, Inc.	7,615	1,311,531
McKesson Corp.	3,116	512,707
Merck & Co., Inc.	22,424	1,437,154
UnitedHealth Group, Inc.	7,902	1,465,189
		8,201,977

Industrials - 11.9%
Eaton Corp. plc	12,223	951,316
Emerson Electric Co.	20,064	1,196,216
General Electric Co.	50,986	1,377,132
Lockheed Martin Corp.	3,496	970,524
Norfolk Southern Corp.	10,521	1,280,406
		5,775,594
Information Technology - 13.5%
Accenture plc - Class A	5,158	637,941
Alphabet, Inc. - Class C *	1,021	927,813
Apple, Inc.	9,344	1,345,723
Intel Corp.	28,164	950,253
Microsoft Corp.	18,278	1,259,903
Oracle Corp.	28,877	1,447,893
		6,569,526
Utilities - 3.4%
Dominion Energy, Inc.	12,602	965,691
Public Service Enterprise Group, Inc.	16,244	698,655
		1,664,346
Total Common Stocks
(Cost $41,380,312)		47,829,943

MONEY MARKET FUND - 1.1%
First American Government Obligations Fund - Class Z, 0.84% ^
Total Money Market Fund
(Cost $526,925)	526,925	526,925

Total Investments - 99.6%
(Cost $41,907,237)		48,356,868
Other Assets and Liabilities, Net - 0.4%		189,085
Total Net Assets - 100.0%		$48,545,953

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of June 30, 2017.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$47,829,943	$-	$-	$47,829,943
Money Market Fund	526,925		-	526,925
Total Investments	$48,356,868	$-	$-	$48,356,868

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 92.3%
Consumer Discretionary - 19.7%
Adtalem Global Education, Inc. *	40,743	$1,546,197
Gentex Corp.	103,180	1,957,324
Gildan Activewear, Inc.	119,948	3,686,002
John Wiley & Sons, Inc. - Class A	36,901	1,946,528
La Quinta Holdings, Inc. *	133,521	1,972,105
Ralph Lauren Corp.	9,911	731,432
Staples, Inc.	93,313	939,662
Tupperware Brands Corp.	16,708	1,173,403
Zumiez, Inc. *	96,106	1,186,909
		15,139,562
Financials - 17.6%
Aspen Insurance Holdings Ltd.	66,681	3,324,048
Berkshire Hills Bancorp, Inc.	41,766	1,468,075
Horace Mann Educators Corp.	80,366	3,037,835
Investors Bancorp, Inc.	177,961	2,377,559
United Fire Group, Inc.	42,925	1,891,275
Validus Holdings, Ltd.	28,280	1,469,712
		13,568,504
Health Care - 5.3%
AngioDynamics, Inc. *	71,514	1,159,242
Luminex Corp.	35,847	757,089
MEDNAX, Inc. *	35,898	2,167,162
		4,083,493
Industrials - 23.6%
Actuant Corp. - Class A	94,413	2,322,560
AGCO Corp.	28,918	1,948,784
Armstrong Flooring, Inc. *	59,389	1,067,220
Babcock & Wilcox Enterprises, Inc. *	176,420	2,074,699
Flowserve Corp.	41,223	1,913,984
Lindsay Corp. +	14,064	1,255,212
Thermon Group Holdings, Inc. *	92,897	1,780,835
UniFirst Corp.	13,518	1,901,983
Werner Enterprises, Inc.	39,488	1,158,973
WESCO International, Inc. *	47,896	2,744,441
		18,168,691

Information Technology - 21.5%
ADTRAN, Inc.	56,960	1,176,224
Avnet, Inc.	80,062	3,112,810
Radisys Corp. *	217,389	817,383
ScanSource, Inc. *	59,570	2,400,671
SS&C Technologies Holdings, Inc.	80,387	3,087,665
Synaptics, Inc. *	26,661	1,378,640
Teradata Corp. *	51,579	1,521,065
ViaSat, Inc. *	34,417	2,278,405
XO Group, Inc. *	42,937	756,550
		16,529,413
Materials - 1.5%
Intrepid Potash, Inc. *+	507,120	1,146,091

Real Estate - 3.1%
Jones Lang LaSalle, Inc.	18,999	2,374,875
Total Common Stocks
(Cost $69,460,938)		71,010,629

MONEY MARKET FUND - 7.5%
First American Government Obligations Fund - Class Z, 0.84% ^
Total Money Market Fund
(Cost $5,803,827)	5,803,827	5,803,827

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.1%
First American Government Obligations Fund - Class Z, 0.84% ^
(Cost $1,598,320)	1,598,320	1,598,320

Total Investments - 101.9%
(Cost $76,863,085)		78,412,776
Other Assets and Liabilities, Net - (1.9)%		(1,426,620)
Total Net Assets - 100.0%		$76,986,156

*	Non-income producing security.
+	All or a portion of this security was out on loan at June 30, 2017. Total loaned securities had a market value of $1,513,828 at June 30, 2017.
^	Variable rate security - The rate shown is the annualized seven-day effective yield as of June 30, 2017.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$71,010,629	$-	$-	$71,010,629
Money Market Fund	5,803,827	-	-	5,803,827
Investment Purchased with the Cash
Proceeds from Securities Lending	1,598,320	-	-	1,598,320
Total Investments	$78,412,776	$-	$-	$78,412,776

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$121,670,212	$41,907,237

Gross unrealized appreciation	1,346,695	7,103,725
Gross unrealized depreciation	(746,360)	(654,094)
Net unrealized appreciation (depreciation)	$600,335	$6,449,631

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$39,665,720	$76,863,085

Gross unrealized appreciation	4,138,664	5,552,769
Gross unrealized depreciation	(634,216)	(4,003,078)
Net unrealized appreciation	$3,504,448	$1,549,691

Great Lakes Disciplined International Smaller Company Fund
Cost of investments	$25,089,084

Gross unrealized appreciation	1,135,897
Gross unrealized depreciation	(616,441)
Net unrealized appreciation	$519,456

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 21, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  August 21, 2017